M International Equity Fund

(Symbol: MBEQX)

M Large Cap Growth Fund

(Symbol: MTCGX)

M Capital Appreciation Fund

(Symbol: MFCPX)

M Large Cap Value Fund

(Symbol: MBOVX)

Supplement dated October 7, 2026

to the Prospectus and Statement of Additional Information

dated April 27, 2026, as amended October 7, 2026

Effective immediately, all references to the telephone number for the Funds in the Prospectus and Statement of Additional Information (“SAI”) are deleted and replaced with 402-493-4603.

Please retain this Supplement with your Prospectus and SAI for future reference. These documents are available upon request and without charge by calling the Funds at 402-493-4603.